New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Sociedad Minera Cerro Verde S.A.A.
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

25.   New U.S. GAAP Accounting Pronouncements

The new accounting pronouncements applicable to the Company are detailed below:

Accounting Standards Update- ASU 2023-01—Leases (Topic 842): Common Control Arrangements

The amendments in this update for both Issue 1 and Issue 2 are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years.

Accounting Standards Update- ASU 2023-06—Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative Because the effective dates are predicated on the SEC removing its disclosure requirements, the Board decided that the amendments would remain in pending content until the SEC removes the applicable disclosures. The Board decided that it would remove the amendments from the Codification by June 30, 2027, if the SEC’s rulemaking is not completed by that date. The Board requested that the staff continue to monitor the SEC’s rulemaking related to those disclosures, and, if needed, a future Board could revisit the date at which the pending content would be removed from the Codification.

Accounting Standards Update- ASU 2023-09—Income Taxes (Topic 740): Improvements to Income Tax Disclosures

For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025.

Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance.

The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.